Goodwill	6 Months Ended
Jun. 30, 2020
Business Combination Goodwill [Abstract]
Goodwill
13	Goodwill

Movements on goodwill during the periods were as follows:

	Marketing Solutions	Enterprise Solutions	Total

Balance as of January 1, 2019	48,496	—	48,496
Goodwill arising from acquisitions	1,125	16,089	17,214
Balance as of June 30, 2019, December 31, 2019 and June 30, 2020	49,621	16,089	65,710

Goodwill is not deductible for tax purposes. The Group performs the annual impairment test on December 31 of each year using a two-step process. Based on the annual impairment tests performed at the year-end dates and no other impairment indicators being identified at the end of interim reporting periods, no impairment of goodwill was recorded for all periods presented.